Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable
OTHER ACCOUNTS PAYABLE
NOTE 8:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2017	2016
	NIS in thousands

Employees and payroll accruals	780	401
Accrued expenses	2,689	3,187

	3,469	3,588